Trade and other payables (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Trade and other payables [abstract]
Receivables due from suppliers with respect to supplier rebates where an agreement exists that allow these to be net settled	$ 55	$ 50